Fees Summary	Jul. 09, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 33,723,755.76
Previously Paid Amount	0.00
Total Fee Amount	4,657.25
Total Offset Amount	0.00
Net Fee	4,657.25
Narrative - Max Aggregate Offering Price	$ 33,723,755.76
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	true